CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized gain on available-for-sale securities, tax effects